Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from (used in) operating activities:
Net income (loss)	$ 22,130	$ (16,289)
Adjustments for:
Depreciation and amortization	24,476	11,486
Impairment on property, plant and equipment	1,800
Impairment reversal on property, plant and equipment	(1,860)
Net financial expenses	21,003	9,386
Digital assets mined	(164,393)
Digital assets liquidated	6,387
Loss on disposition of digital assets	289
Loss on revaluation of digital assets	4,861
Share-based payment	22,585	2,201
Interest and financial expenses paid	(3,981)	(4,246)
Deferred taxes	8,842
Gain on disposition of marketable securities	6,149
Loss (gain) on disposition of property, plant and equipment	(848)	1,442
Changes in non-cash working capital components	15,390	3,243
Net change in cash related to operating activities	(37,170)	7,223
Cash flows used in investing activities:
Purchase of property, plant and equipment and intangible assets	(108,161)	(4,453)
Proceeds from sale of property, plant and equipment	1,109	879
Acquisition through business combination	(23,000)
Equipment prepayments and other	(85,095)	(31)
Net change in cash related to investing activities	(215,147)	(3,605)
Cash flows from financing activities:
Issuance of common shares and warrants	259,174	54
Exercise of warrants and stock options	63,317	1,997
Repayment of lease liabilities	(4,233)	(1,462)
Repayment of long-term debt	(20,499)	(488)
Proceeds from long-term debt	14,227	84
Proceeds from credit facility	60,000
Net change in cash related to financing activities	371,986	185
Exchange rate differences on currency translation	(21)	(15)
Net change in cash	119,648	3,788
Cash at the beginning of the year	5,947	2,159
Cash at the end of the year	$ 125,595	$ 5,947